UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Scopus Advisors, LLC
Address:  153 East 53rd Street, 26th Floor
          New York, NY 10022

13F File Number:  028-11301

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alexander Mitchell
Title:  Managing Member
Phone:  (212) 446-2400

Signature, Place and Date of Signing:

/s/ Alexander Mitchell              New York, NY              August 15, 2005
----------------------             --------------            -----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total: $138,935
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number           Name

1         028-11302                      Scopus Partners, LP

                                                    FORM 13F INFORMATION TABLE

             ITEM 1                ITEM 2       ITEM 3      ITEM 4     ITEM 5         ITEM 6          ITEM 7         ITEM 8
                                                                                                                VOTING AUTHORITY
                                                                      SHARES   INVEST.
                                                         FAIR         OF       DISC.
                               TITLE          CUSIP      MARKET       PRNCPAL  SOLE     SHRD  OTHR            SOLE     SHARED  NONE
NAME OF ISSUER                 OF CLASS       NUMBER     VALUE        AMOUNT   (A)      (B)   (C)   MANAGERS  (A)      (B)     (C)
ALBEMARLE CORP                 COM             12653101    6,258,252  171,600  N              X      1        171,600
ABERCROMBIE & FITCH CO         CL A             2896207       13,750   25,000  P              X      1         25,000
ARCH CHEMICALS INC             COM            03937R102    5,404,414  216,523  N              X      1        216,523
AMERICAN STD COS INC DEL       COM             29712106    3,785,376   90,300  N              X      1         90,300
ASHLAND INC                    COM             44204105    6,189,516   86,121  N              X      1         86,121
ASTEC INDS INC                 COM             46224101    1,863,896   80,375  N              X      1         80,375
AMERICAN AXLE & MFG HLDGS INC  COM             24061103      849,072   33,600  N              X      1         33,600
AMERICAN EXPRESS CO            COM             25816109    2,975,557   55,900  N              X      1         55,900
CROWN HOLDINGS INC             COM            228368106    4,082,587  286,900  N              X      1        286,900
CELANESE CORP DEL              COM SER A      150870103    1,504,783   94,700  N              X      1         94,700
C H ROBINSON WORLDWIDE INC     COM            12541W100    2,313,334   39,748  N              X      1         39,748
FROZEN FOOD EXPRESS INDS INC   COM            359360104      203,760   18,000  N              X      1         18,000
FMC CORP                       COM NEW        302491303   19,634,740  349,746  N              X      1        349,746
FEDERAL NATL MTG ASSN          COM            313586109    7,965,760  136,400  N              X      1        136,400
FRONTLINE LTD                  ORD            G3682E127    2,112,600   52,500  N              X      1         52,500
FORWARD AIR CORP               COM            349853101    1,797,633   63,588  N              X      1         63,588
GRANITE CITY FOOD & BREWERY    COM            38724Q107       91,482   19,300  N              X      1         19,300
HUDSON CITY BANCORP            COM            443683107      951,480   83,390  N              X      1         83,390
HUGHES SUPPLY INC              COM            444482103    1,464,010   52,100  N              X      1         52,100
HEXCEL CORP NEW                COM            428291108    2,769,804  163,700  N              X      1        163,700
ITT INDS INC IND               COM            450911102   10,553,803  108,100  N              X      1        108,100
HUNT JB TRANS SVCS INC         COM            445658107      961,500   50,000  N              X      1         50,000
JDS UNIPHASE CORP              COM            46612J101      304,000  200,000  N              X      1        200,000
JOY GLOBAL INC                 COM            481165108      591,184   17,600  N              X      1         17,600
KNIGHT TRANS INC               COM            499064103    1,581,450   65,000  N              X      1         65,000
LONGVIEW FIBRE CO              COM            543213102      990,510   48,200  N              X      1         48,200
LANDSTAR SYS INC               COM            515098101    3,331,872  110,400  N              X      1        110,400
LYONDELL CHEMICAL  CO          COM            552078107    9,402,878  355,900  N              X      1        355,900
MOSAIC CO                      COM            61945A107    9,890,169  635,615  N              X      1        635,615
MANITOWOC INC                  COM            563571108      815,026   19,869  N              X      1         19,869
MINERALS TECHNOLOGIES INC      COM            603158106    2,234,602   36,276  N              X      1         36,276
OLD DOMINION FGHT LINES INC    COM            679580100      804,900   30,000  N              X      1         30,000
OWENS ILL INC                  COM NEW        690768403    3,760,005  150,100  N              X      1        150,100
PIONEER COS INC                COM NEW        723643300    1,380,444   62,776  N              X      1         62,776
RHODIA                         SPONSORED ADR  762397107      981,670  551,500  N              X      1        551,500
SHERWIN WILLIAMS CO            COM            824348106    6,470,166  137,400  N              X      1        137,400
STEEL DYNAMICS INC             COM            858119100    2,300,130   87,624  N              X      1         87,624
TARGET CORP                    COM             87612106    2,323,307   42,700  N              X      1         42,700
TITAN CORP                     COM            888266103    1,562,238   68,700  N              X      1         68,700
MARITRANS INC                  COM            570363101    4,369,928  161,550  N              X      1        161,550
UNIVERSAL TRUCKLOAD SVCS INC   COM            91388P105      306,435   18,143  N              X      1         18,143
VALSPAR CORP                   COM            920355104    1,786,730   37,000  N              X      1         37,000

AGGREGATE COLUM TOTALS                                   138,934,753

22131.0001 #593243